Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($) Segment	Jun. 30, 2025 USD ($)
Accounting Policies [Abstract]
Cash FDIC | $	$ 250,000	$ 250,000
Number of operating segment | Segment	1
Number of reportable segment | Segment	1
Deferred transaction costs | $		$ 25,000